Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Cash flows from operating activities:
Net loss	$ (307,401)	$ (31,419)	$ (52,276)	$ (115,412)	$ (122,559)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	15,681	15,385	21,677	18,144	11,625
Deferred income taxes	(12)	0	(996)	12	(1,166)
Amortization of deferred contract acquisition and fulfillment costs	19,146	14,291	28,643	22,332	14,838
Amortization of intangible assets	4,201	4,893	10,043	10,325	5,995
Stock-based compensation expense	309,959	16,918	29,747	35,443	32,664
Revaluation of warrants to fair value			26	32	802
Other	(875)	(1,826)
Net (gain) loss on disposal of property and equipment			(414)	257	0
Foreign currency (gain) loss			(1,458)	(2,054)	3,500
Changes in operating assets and liabilities
Accounts receivable	15,385	13,108	(28,077)	(17,454)	(34,696)
Contract assets	1,149	(975)	(6,934)	(7,111)	(1,500)
Prepaid expenses and other current assets	(3,406)	(656)	(3,004)	1,565	(11,792)
Deferred contract acquisition and fulfillment costs	(30,339)	(20,199)	(48,716)	(34,075)	(31,652)
Other assets	1,335	(168)	(2,635)	(346)	(2,684)
Accounts payable	(5,034)	(6,271)	2,864	4,890	7,955
Accrued expenses	2,306	(517)	5,992	(2,596)	440
Accrued compensation	360	(4,980)	9,168	9,532	11,403
Contract liabilities	19,503	19,136	87,774	60,440	40,104
Deferred rent	(297)	(64)	(168)	14,979	7,136
Other liabilities	228	(362)	3,723	(3,693)	1,592
Net cash (used in) provided by operating activities	37,688	11,401	54,979	(4,790)	(67,995)
Cash flows from investing activities:
Cash paid for acquisitions, net of cash acquired			(299)	0	(51,860)
Proceeds from sale of short-term investments			0	1,785	0
Proceeds from sale of business held for sale	0	467	467	665	0
Purchases of property and equipment	(10,520)	(11,089)	(18,929)	(43,330)	(28,305)
Net cash used in investing activities	(10,520)	(10,622)	(18,761)	(40,880)	(80,165)
Cash flows from financing activities:
Proceeds from issuance of Series F preferred stock, net of offering costs			0	0	302,823
Proceeds from issuance of common stock in initial public offering, net of underwriting commissions	529,305	0
Proceeds from the exercise of stock options	10,318	13,509	26,433	8,122	4,851
Repurchase of shares from employees			0	(85)	0
Repurchase of common stock in tender offer			0	0	(32,344)
Proceeds from the exercise of preferred stock warrants			0	0	154
Proceeds from debt facilities, net of issuance costs			0	0	34,444
Principal payments on debt facilities			0	0	(35,072)
Payment of holdback from a prior acquisition			(390)	0	0
Payment of deferred offering costs	(3,522)	0	(315)	0	0
Net cash provided by financing activities	536,101	13,509	25,728	8,037	274,856
Effect of foreign exchange on cash, cash equivalents and restricted cash	(1,543)	2,143	4,246	(334)	(1,483)
Net increase (decrease) in cash, cash equivalents and restricted cash	561,726	16,431	66,192	(37,967)	125,213
Cash, cash equivalents and restricted cash at beginning of period	257,436	191,244	191,244	229,211	103,998
Cash, cash equivalents and restricted cash at end of period	819,162	207,675	257,436	191,244	229,211
Supplemental disclosure:
Cash paid for interest	204	310	599	602	744
Cash paid for taxes	2,001	199	617	229	263
Non-cash investing and financing activities:
Property and equipment in accounts payable and other accrued liabilities	2,100	1,803	3,967	3,325	1,606
Net settlement repurchase of common stock in tender offer			0	0	1,848
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering	547,854	0
Conversion of preferred stock warrant to common stock warrant in connection with initial public offering	848	0
Preferred stock accretion	353	721	1,461	1,456	1,410
Vesting of early exercised stock options			0	1,384	2,418
Deferred offering costs in accounts payable and other accrued liabilities	$ 169	$ 0	$ 1,381	$ 0	$ 0